Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
	December 31, 2019	December 31, 2018

Gross carrying amount
Prepaid unpatented license	$200,000	$200,000
Prepaid patented licenses	1,322,820	1,322,820
Computer software	97,462	61,384
	1,620,282	1,584,204

Less: accumulated amortization
Prepaid patented licenses	257,619	155,026
Computer software	50,980	19,638
	308,599	174,664

Intangible assets, net
Prepaid unpatented license	200,000	200,000
Prepaid patented licenses	1,065,201	1,167,794
Computer software	46,482	41,746
Intangible assets, net	$1,311,683	$1,409,540

Schedule of amortization expense related to its finite-lived intangible assets
For the years ending December 31,	Amount

2020	$146,826
2021	104,842
2022	102,593
2023	102,593
2024	97,099
Thereafter	557,730
Total	$1,111,683